Related Party Transactions and Commitments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Future Minimum Lease Payments

The minimum annual payments under our lease agreements as of June 30, 2023 are as follows:

(in thousands)	Operating Leases	Finance Leases
2024	$6,871	$328
2025	6,478	199
2026	6,520	116
2027	6,166	22
2028	4,344	12
Thereafter	7,784	2
Total lease payments	38,163	679
Less imputed interest	(5,128)	(41)
Present value of lease liabilities	33,035	638
Current portion of lease liabilities	(6,243)	(304)
Total long term lease liabilities	$26,792	$334

Note - Table excludes obligations for leases with original terms of 12 months or less which have not been recognized as ROU assets or liabilities in our consolidated balance sheets.

Schedule of Purchase Commitments	Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)
Year ending June 30,	Total
Remainder of 2024	$25,969
2025	9,935
2026	3,786
2027	347
2028	264
$40,301
Estimated future minimum grape and bulk wine purchase commitments are as follows:

(in thousands)	Total
2024	31,693
2025	8,433
2026	3,786
2027	347
2028	264
$44,523